Derivatives (Tables)	12 Months Ended
Sep. 30, 2017
Derivatives [Abstract]
Schedule Of Interest Rate Swap Derivative Financial Instruments

	2017		2016
(in millions)	Notional Amount	Remaining Years	Notional Amount	Remaining Years
Interest rate swaps - fixed	$300.0	2.6	$300.0	0.5

Schedule Of Commodity Swap Contracts Outstanding

	2017		2016
(in millions, except notional)	Notional Amount	Contract Value	Notional Amount	Contract Value
Brass swap contracts	1.3 Tons	$6.6	1.0 Tons	$4.0

Schedule Of Fair Value Of Outstanding Derivative Instruments

(in millions)	Line Item	2017	2016
Derivative Assets
Commodity swaps - designated as hedge	Other receivables	$0.6	$0.1
Interest rate swaps - designated as hedge	Deferred charges and other	0.4	—
Foreign exchange contracts - designated as hedge	Other receivables	0.2	—
Foreign exchange contracts - not designated as hedge	Other receivables	0.3	0.1
Total Derivative Assets		$1.5	$0.2
Derivative Liabilities
Interest rate swaps - designated as hedge	Other current liabilities	$0.5	$0.8
Interest rate swaps - designated as hedge	Accrued interest	0.2	0.4
Commodity swaps - designated as hedge	Accounts payable	—	0.1
Foreign exchange contracts - designated as hedge	Accounts payable	2.3	0.2
Foreign exchange contracts - designated as hedge	Other long-term liabilities	0.3	0.1
Foreign exchange contracts - not designated as hedge	Accounts payable	—	0.1
Total Derivative Liabilities		$3.3	$1.7

Summary Of Impact Of Effective And Ineffective Portions Of Cash Flow Hedges And Gain (Loss) Realized

	Effective Portion
				Reclassified to
For the year ended	Gain (Loss)	Reclassified to Continuing Operations		Discontinued	Ineffective portion
September 30, 2017 (in millions)	in OCI	Line Item	Gain (Loss)	Operations	Line Item	Gain (Loss)
Interest rate swaps	$(0.7)	Interest expense	$(1.3)	$—	Interest expense	$—
Commodity swaps	6.2	Cost of goods sold	0.7	4.7	Cost of goods sold	—
Net investment hedge	(24.0)	Other non-operating expense	—	—	Other non-operating expense	—
Foreign exchange contracts	0.4	Net sales	—	—	Net sales	—
Foreign exchange contracts	(13.5)	Cost of goods sold	0.1	6.6	Cost of goods sold	—
Total	$(31.6)		$(0.5)	$11.3		$—

	Effective Portion
				Reclassified to
For the year ended	Gain (Loss)	Reclassified to Continuing Operations		Discontinued	Ineffective portion
September 30, 2016 (in millions)	in OCI	Line Item	Gain (Loss)	Operations	Line Item	Gain (Loss)
Interest rate swaps	$(0.4)	Interest expense	$(1.9)	$—	Interest expense	$—
Commodity swaps	4.5	Cost of goods sold	(1.4)	(2.3)	Cost of goods sold	—
Net investment hedge	0.6	Other non-operating expense	—	—	Other non-operating expense	—
Foreign exchange contracts	(0.4)	Net sales	(0.2)	—	Net sales	—
Foreign exchange contracts	6.8	Cost of goods sold	1.2	5.7	Cost of goods sold	—
Total	$11.1		$(2.3)	$3.4		$—

	Effective Portion
				Reclassified to
For the year ended	Gain (Loss)	Reclassified to Continuing Operations		Discontinued	Ineffective portion
September 30, 2015 (in millions)	in OCI	Line Item	Gain (Loss)	Operations	Line Item	Gain (Loss)
Interest rate swaps	$(3.4)	Interest expense	$(1.9)	$—	Interest expense	$—
Commodity swaps	(7.2)	Cost of goods sold	(0.5)	(0.2)	Cost of goods sold	—
Foreign exchange contracts	0.1	Net sales	0.1	—	Net sales	—
Foreign exchange contracts	21.8	Cost of goods sold	25.4	4.6	Cost of goods sold	—
Total	$11.3		$23.1	$4.4		$—

Summary Of Gain (Loss) Associated With Derivative Contracts Not Designated As Hedges

(in millions)	Line Item	2017	2016	2015
Foreign exchange contracts	Other non-operating expenses, net	1.9	3.1	(4.9)